UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Pamet Capital Management, L.P.
Address:              222 Berkeley Street, 22nd Floor
                      Boston, MA 02116


Form 13F File Number:  ________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Jason Price
Title:                Chief Financial Officer
Phone:                617-646-6100

Signature, Place, and Date of Signing:


/s/ Jason Price                  Boston, Massachusetts            5/8/2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $1,365,197
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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
                                       FORM 13F INFORMATION TABLE
                       NAME OF REPORTING MANAGER: PAMET CAPITAL MANAGEMENT, L.P.
                                           as of March 31, 2006


  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

Allegheny Energy Inc            COM          017361106     76,978   2,274,100 SH           SOLE               2,274,100
Altria Group Inc                COM          02209S103    131,091   1,850,000 SH           SOLE               1,850,000
Arbitron Inc                    COM          03875Q108     23,674     700,000 SH           SOLE                 700,000
Brinks Co                       COM          109696104     20,944     412,600 SH           SOLE                 412,600
Brookdale Sr Living Inc         COM          112463104      7,550     200,000 SH           SOLE                 200,000
Echostar Communications New     CL A         278762109    158,586   5,309,200 SH           SOLE               5,309,200
Erie Indty Co                   CL A         29530P102     63,783   1,211,692 SH           SOLE               1,211,692
Gentek Inc                      COM NEW      37245X203      4,962     238,674 SH           SOLE                 238,674
Global Signal Inc               COM          37944Q103    369,571   7,576,703 SH           SOLE               7,576,703
Golden West Finl Corp Del       COM          381317106     87,543   1,289,300 SH           SOLE               1,289,300
Group 1 Automotive Inc          COM          398905109     17,675     371,800 SH           SOLE                 371,800
Hospira Inc                     COM          441060100     59,928   1,518,700 SH           SOLE               1,518,700
Investors Bancorp Inc           COM          46146P102        969      69,500 SH           SOLE                  69,500
Morgan Stanley                  COM NEW      617446448     34,187     544,200 SH           SOLE                 544,200
NVR Inc                         COM          62944T105    114,020     154,300 SH           SOLE                 154,300
SLM Corp                        COM          78442P106     79,370   1,528,100 SH           SOLE               1,528,100
TAL Intl Group Inc              COM          874083108     42,463   1,761,200 SH           SOLE               1,761,200
USA Mobility Inc                COM          90341G103     71,903   2,524,676 SH           SOLE               2,524,676


